SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2014
Office Furniture and Equipment
Disclosure On Annual Depreciation Rate Using Straight Line Method	6 - 20 (mainly 15)
Leasehold Improvements
Disclosure On Annual Depreciation Rate Using Straight Line Method	Over the shorter of the term of the lease or the useful life of the asset
Computer Equipment [Member]
Disclosure On Annual Depreciation Rate Using Straight Line Method	33%